Related Party Disclosures	0 Months Ended
Jan. 31, 2012
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

Note 5. Related Party Transactions not Disclosed Elsewhere:

Due Related Parties: Amounts due related parties consist of corporate organization expenses paid prior to the establishment of a bank account. Such items totaled $199.